SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Negative working capital	$ 56,663
Net carrying amount of right of use asset	2	$ 16
Property and equipment, net	10,239	10,885
Deferred revenue	7,292	7,745
Revenue remaining performance obligation	5,143
Contract with customer, asset, net	5,377
Revenue from non monetary transactions	0	0
Direct costs for non monetary exchanges	$ 0
VAT rate	6.00%
Cost of non-deductible input VAT that generated in prior years	$ 132	27	$ 521
Advertising expenses	0	$ 24	$ 143
Unrecognised tax benefit	0			$ 11,065
Office space
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and equipment, net	$ 8,795
PRC Tax Administration and Collection Law [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Operating loss carryforwards, limitations on use	According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100 thousand. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion.
Hong Kong Inland Revenue Department [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Operating loss carryforwards, limitations on use	According to Hong Kong Inland Revenue Department, the statute of limitation is six years if any company chargeable with tax has not been assessed or has been assessed at less than the proper amount, the statute of limitation is extended to 10 years if the underpayment of taxes is due to fraud or willful evasion.
Exchange of office software | Beijing Kingsoft Co., Ltd.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Consideration amount	$ 431
Minimum | Investee Companies [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership percentage	20.00%
Maximum | Investee Companies [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership percentage	50.00%